Dreyfus India Fund | Dreyfus India Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 12 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus India Fund	A		C	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none
Redemption fee (as a percentage of amount redeemed in less than 60 days)	2.00%		2.00%	2.00%
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus India Fund		A	C	I
Management fees		1.25%	1.25%	1.25%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		8.35%	7.87%	7.46%
Total annual fund operating expenses		9.60%	9.87%	8.71%
Fee waiver and/or expense reimbursement	[1]	(7.65%)	(7.17%)	(7.01%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		1.95%	2.70%	1.70%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions and extraordinary expenses) exceed 1.70%. On or after March 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	762	2,542	4,162	7,603
C	373	2,195	3,935	7,595
I	173	1,906	3,513	7,037

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus India Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	762	2,542	4,162	7,603
C	273	2,195	3,935	7,595
I	173	1,906	3,513	7,037

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 119.55% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of Indian issuers and other investments that are tied economically to India. The fund considers Indian issuers to be: (i) companies organized under the laws of India; (ii) companies whose principal place of business is in India; (iii) companies that derive at least 50% of their profits, income or revenue from operations in India; (iv) companies whose securities are principally traded on Indian securities exchanges; or (v) governmental entities or agencies, instrumentalities or political sub-divisions of India. The fund may invest in equity and fixed-income securities.

In choosing investments, the fund's portfolio managers analyze several factors, including:

•  economic and political trends in India

•  the current financial condition and future prospects of individual companies and sectors in India

• the valuation of one company or sector in India relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies generally include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision. The fund may invest in the securities of companies of any market capitalization and fixed-income securities of any credit quality, maturity or duration. The fund may invest up to 20% of its assets in the securities of issuers located in countries other than India. The fund invests in securities denominated in the Indian rupee or other local currency of issue or U.S. dollar-denominated securities.

The fund may, but is not required to, use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Risks of concentrating investments in India. Because the fund's investments are concentrated in India, the fund's performance is expected to be closely tied to social, political and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. Political, social or economic disruptions in India and surrounding countries, even in countries in which the fund is not invested, may adversely affect security values in India and thus the fund's investments. Unanticipated political, social or economic developments may result in sudden and significant investment losses. At times, religious, cultural and military disputes within and outside India have caused volatility in the Indian securities markets and such disputes could adversely affect the value and liquidity of the fund's investments in the future.

The securities markets in India are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The laws of India relating to corporate governance standards may be less robust and transparent, which increases the potential for loss to and unequal treatment of investors.

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the Indian economy, which may have significant effect on the Indian economy and could adversely affect market conditions, Indian companies and prices of Indian Securities.

• Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed-income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's fixed-income portfolio, the more the fund's share price is likely to react to interest rates.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than those of domestic securities.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class A shares for its first full calendar year of operations. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returnsas of 12/31 each year (%) Class A Shares

Best Quarter Q1, 2012: 26.60% Worst Quarter Q2, 2012: -8.69%
Average Annual Total Returns (as of 12/31/12)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus India Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
A	26.87%	(12.54%)		Apr. 13, 2011
C	32.51%	(10.34%)		Apr. 13, 2011
I	34.99%	(9.29%)		Apr. 13, 2011
returns after taxes on distributions A	26.87%	(12.54%)
returns after taxes on distributions and sale of fund shares A	17.46%	(10.58%)
MSCI® India ND IX reflects no deduction for fees, expenses or taxes	25.97%	(9.85%)	[1]	Mar. 31, 2011
[1]	For comparative purposes, the value of the index on 3/31/11 is used as the beginning value on 4/13/11.